Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue from External Customer [Line Items]
Net Revenues Decrease Amount		¥ 2,098
Net Revenues Decrease Percentage	0.60%	0.60%
Net Revenues Decrease Due To Reduction In Average Sales Price		¥ 817
Net Revenues Increase Due To Change In Sales Volume		¥ 2,915
Revenues From External Customers Percentage Of Total	100.00%	100.00%	100.00%	100.00%
Net revenues	$ 48,209	¥ 335,620	¥ 333,522	¥ 290,706
Decrease In Average Sales Price		678
Increase In Sales Volume Factor		¥ 14,309
Specialty film [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	48.40%	48.40%	44.60%
Sales Decrease Amount			¥ 13,631
Sales Decrease Percentage			9.20%
Net revenues	$ 23,332	¥ 162,432	¥ 148,801
Sales in other countries principally Europe, Asia and North America [Member]
Revenue from External Customer [Line Items]
Revenues From External Customers Percentage Of Total	14.20%	14.20%	13.60%
Net revenues	$ 6,831	¥ 47,554	¥ 45,394	¥ 55,563
Increase In Average Sales Price		553
Increase In Sales Volume Factor		¥ 1,607